Registration No. 333-95957                                   October  13, 2000


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                         Post-Effective Amendment No. 1
                                       to
                                    FORM S-6



                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

A.       Exact name of trust:
         American Skandia Life Assurance Corporation Separate Account F

B.       Name of depositor:
         American Skandia Life Assurance Corporation

C.       Complete address of depositor's principal executive offices:
         One Corporate Drive, Shelton, CT 06484

D.       Name and complete address of agent for service:
         Scott K. Richardson, Esq.
         American Skandia Life Assurance Corporation
         One Corporate Drive
         Shelton, CT  06484

         It  is  proposed  that  this  filing  will  become   effective
         (check appropriate box)



         [ ] immediately upon filing pursuant to paragraph (b)
         [X] on October 23, 2000 pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on               pursuant to paragraph (a)(1) of rule 485
         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment



E.       Title and  amount  of  securities  being  registered:
         Flexible Premium Variable Life Insurance.
         The Registrant elects to register an indefinite number of securities by this registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940.

F. Proposed maximum aggregate offering price to the public of the securities being registered:

G.       Amount of filing fee:
         None

H.       Approximate  date of proposed  public  offering
         As soon as practicable after the effective date of this Registration Statement.

         [ ] Check box if it is proposed that this filing will become effective on ______________ at ____________ pursuant to Rule 487.


Champion IIA



                                      NOTE

Registrant is filing this Post-Effective Amendment to Registration Statement No. 333-95957 for the purpose of including in the Registration Statement a Prospectus Supplement which adds new variable sub-accounts to the variable life policy described in the registration statement, announces a fund substitution and amends certain other disclosure in the registration statement. Other than as set forth herein, the Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

Focus











                   Supplement to Prospectus Dated May 1, 2000
                        Supplement dated October 23, 2000

This Supplement should be retained with the current Prospectus for your variable life policy issued by American Skandia Life Assurance Corporation ("American Skandia"). If you do not have a current prospectus, please contact American Skandia at 1-800-SKANDIA.

                            A. NOTICE OF SUBSTITUTION

American Skandia has filed an exemptive application with the Securities and Exchange Commission ("SEC") to substitute the following "Replaced Portfolio/Sub-Account" with the "Substitute Portfolio/Sub-account". The Replaced Portfolios/Sub-accounts described below are only available until the effective date of the Substitution, at which time they will cease to be offered as investment options. The Substitute Portfolios/Sub-accounts are only available as of the date of the Fund Substitution and are only available to those Contract Owners affected by the Fund Substitution.

--------------------------------------------------------- ---------- ---------------------------------------------------------------
             REPLACED PORTFOLIO/SUB-ACCOUNT                                         SUBSTITUTE PORTFOLIO/SUB-ACCOUNT

--------------------------------------------------------- ---------- ---------------------------------------------------------------
Alger American Growth portfolio of The Alger American Fund/AA            AST Alger Growth portfolio of American Skandia Trust/AST
Growth Sub-account                                                       Alger Growth Sub-account
--------------------------------------------------------------- -------- -----------------------------------------------------------
The Alger  American  Fund - Growth:  seeks  long-term  capital           AST Alger  Growth:  seeks  long-term  capital  growth.  The
appreciation.  The  Portfolio  focuses  on  growing  companies           Portfolio invests primarily in equity  securities,  such as
that generally have broad product  lines,  markets,  financial           common  or  preferred  stocks,  that  are  listed  on  U.S.
resources    and   depth   of    management.    Under   normal           exchanges or in the over-the-counter  market. The Portfolio
circumstances,  the Portfolio  invests primarily in the equity           focuses  on growing  companies  that  generally  have broad
securities  of large  companies.  The  Portfolio  considers  a           product lines,  markets,  financial  resources and depth of
large  company to have a market  capitalization  of $1 billion           management.  The  Portfolio  normally  invests at least 65%
or greater.                                                              of its  total  assets  in equity  securities  of  companies that, at the time of purchase of the securities, have total market capitalizations of $1 billion or greater.
--------------------------------------------------------------- --- ---- -----------------------------------------------------------
--------------------------------------------------------------- -------- -----------------------------------------------------------
Alger American MidCap Growth portfolio of The Alger American             AST Alger Mid-Cap Growth portfolio of American Skandia
Fund/AA MidCap Growth Sub-account                                        Trust/AST Alger Mid-Cap Growth Sub-account
--------------------------------------------------------------- -------- -----------------------------------------------------------
--------------------------------------------------------------- --- ---- -----------------------------------------------------------
The  Alger  American  Fund - MidCap  Growth:  seeks  long-term           AST Alger Mid-Cap Growth:  seeks long-term  capital growth.
capital   appreciation.   The  Portfolio  focuses  on  midsize           The Portfolio invests primarily in equity securities,  such
companies  with  promising  growth  potential.   Under  normal           as  common or  preferred  stocks,  that are  listed on U.S.
circumstances,  the Portfolio  invests primarily in the equity           exchanges or in the  over-the-counter  market. Under normal
securities of companies having a market  capitalization within           circumstances,  the  Portfolio  invests  primarily  in  the
the range of companies in the S&P MidCap 400 Index                       equity    securities   of   companies   having   a   market
                                                                         capitalization  within  the range of  companies  in the S&P
                                                                         MidCap 400 Index.
--------------------------------------------------------------- --- ---- -----------------------------------------------------------

We expect to receive the SEC Exemptive Order and complete the Substitution by the end of November 2000. Those Contract Owners effected by the Substitution will receive additional information from American Skandia notifying them of their rights under the SEC Exemptive Order.

For a 30 day period following the Substitution, Contract Owners will be allowed to transfer Account Value out of the Replaced Portfolio/Sub-account to any other investment options available under the Annuity. Any such transfers during this period will not count in determining whether the maximum number of free transfers has been exceeded. Additionally, the transfer of Account Value from the Replaced Portfolio/Sub-account to the Substitute Portfolio/Sub-account would also not be subject to a transfer fee nor count in determining whether the maximum number of free transfers have been exceeded. The Substitution will not affect your rights or our obligations under the Annuity and American Skandia will bear any expenses in connection with the Substitution.

                    B. ADDITIONAL VARIABLE INVESTMENT OPTIONS

The underlying Portfolios shown below are being offered as Sub-accounts under your Policy.

------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------- --------------- ------------- --------------- -------------- -------------- ----------
                                                Management     Other          12b-1 Fees    Total Annual        Fee        Net
                                                   Fees         Expenses                      Portfolio    Waivers and     Annual
            UNDERLYING PORTFOLIO                                                              Operating      Expense       Fund
                                                                                              Expenses     Reimbursement 1 Operating
                                                                                                                           Expenses
--------------------------------------------- --------------- ------------- --------------- -------------- -------------- ----------
American Skandia Trust: 2
  AST Scudder Japan 3                              1.00%         0.36%           0.04%           1.40%          0.00%         1.40%
  AST Federated Aggressive Growth 3                0.95%         0.23%           0.04%           1.22%          0.00%         1.22%
  AST Alger Mid-Cap Growth 4                       0.80%         0.23%           0.00%           1.03%          0.18%         0.85%
  AST Alger Growth 4                               0.75%         0.23%           0.00%           0.98%          0.19%         0.79%
  AST Kinetics Internet 3                          1.00%         0.23%           0.04%           1.27%          0.00%         1.27%
  AST Janus Strategic Value 3                      1.00%         0.23%           0.04%           1.27%          0.00%         1.27%
  AST Lord Abbett Bond-Debenture 3                 0.80%         0.23%           0.04%           1.07%          0.00%         1.07%
  AST Gabelli All-Cap Value 3                      0.95%         0.23%           0.04%           1.22%          0.00%         1.22%
Rydex Variable Trust:
  Nova                                             0.75%         0.80%            None           1.55%          0.00%         1.55%
  Ursa                                             0.90%         0.83%            None           1.73%          0.00%         1.73%
  OTC                                              0.75%         0.80%            None           1.55%          0.00%         1.55%
--------------------------------------------- --------------- ------------- --------------- -------------- -------------- ----------

1 The Investment Manager of American Skandia Trust has agreed to reimburse and/or waive fees for certain Portfolios until at least April 30, 2001. The caption "Total Annual Fund Operating Expenses" reflects the Portfolios' fees and expenses before such waivers and reimbursements, while the caption "Net Annual Fund Operating Expenses" reflects the effect of such waivers and reimbursements.

2 American Skandia Trust (the "Trust") adopted a Distribution Plan (the "Distribution Plan") under Rule 12b-1 of the Investment Company Act of 1940 to permit an affiliate of the Trust's Investment Manager to receive brokerage commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these commissions to promote the sale of shares of such Portfolios. The staff of the Securities and Exchange Commission takes the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Portfolios. The Portfolios would pay the same or comparable commission amounts irrespective of the Distribution Plan; accordingly, total returns for the Portfolios are not expected to be adversely affected. The Distribution Fee estimates are derived from data regarding each Portfolio's brokerage transactions, and the proportions of such transactions directed to selling dealers, for the period ended December 31, 1999. However, it is not possible to determine with accuracy actual amounts that will be received under the Distribution Plan. Such amounts will vary based upon the level of a Portfolio's brokerage activity, the proportion of such activity directed under the Distribution Plan, and other factors.

3 These Portfolios commenced operations in October 2000. "Other Expenses" and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2000.

4 These Portfolios commenced operations in October 2000, however, they are only available as of the date of the Fund Substitution and are only available to those Contract Owners affected by the Fund Substitution. "Other Expenses" and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2000.

The following is being added to the section entitled "Variable Investment Options?"

VARIABLE INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

------------------- ---------------------------------------------------------------------------------------- -----------------------
                                                                                                               PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                              ADVISOR/
       TYPE                                                                                                   SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST Scudder  Japan:  seeks  long-term  capital  growth.  The                            Scudder  Kemper
                    Portfolio  pursues its investment  objective by investing at                            Investments, Inc.
                    least 80% of net assets in Japanese securities (those issued by  Japan-based  companies  or their  affiliates,  or by any
INTER-NATIONAL      company that  derives  more than half of its  revenues  from
    EQUITY          Japan).  The  Portfolio  may  invest  in stocks of any size, including  up to 30% of its net assets in smaller  companies that are traded over-the-counter. The Portfolio's focus on a single  country  could give rise to increased  risk,  as the
                    Portfolio's   investments  will  not  be  diversified  among
                    countries   having   varying   characteristics   and  market
                    performance.
------------------------------------------------------------------------------------------------ -----------------------------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST Federated  Aggressive Growth:  seeks capital growth. The                           Federated Investment
                    Portfolio  pursues its investment  objective by investing in                                 Counseling
                    equity securities of companies  offering superior  prospects for earnings growth.  The Portfolio  focuses its investments
 SMALL CAP          on the equity securities of smaller companies, but it is not
  GROWTH            subject to any specific market capitalization  requirements.
                    The Portfolio may invest in foreign issuers through American
                    Depositary Receipts. The Portfolio's strategies with respect to  security  analysis,  market  capitalization  and  sector allocation  are  designed to produce a  portfolio  of stocks whose long-term  growth  prospects are  significantly  above those of the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ ---------------





------------------- ------------------------------------------------------------------------------------------------ ---------------
                                                                                                               PORTFOLIO
   STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                 ADVISOR/
    TYPE                                                                                                       SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------------------------------------------------------------------------------------------------------------------------
Sector funds generally  diversify their investments  across particular  economic sectors or a single industry.  However, because those investments are limited to a comparatively narrow segment of the economy, sector funds are generally not as diversified  as most mutual  funds.  Sector funds tend to be more  volatile than other types of funds.  The value of fund shares may go up and down more  rapidly than other funds. Each sector of the economy may also have different  regulatory or other risk factors that can cause  greater  fluctuations  in the share price.
Please read the prospectus for the  underlying  sector fund for further  details about the risks of the particular sector of the economy.

------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST Kinetics  Internet:  seeks long-term  growth of capital.                         Kinetics Asset
                    Under normal  circumstances,  the Portfolio invests at least                         Management,Inc.
                    65%  of its  total  assets  in  common  stocks,  convertible securities,  warrants and other equity securities having the
                    characteristics   of  common   stocks,   such  as   American
SECTOR              Depositary Receipts and International  Depositary  Receipts,
                    of domestic  and foreign  companies  that are engaged in the
                    Internet   and   Internet-related   activities.    Portfolio
                    securities  will  be  selected  by  the   Sub-advisor   from
                    companies  that are engaged in the  development of hardware, software and  telecommunications  solutions  that enable the transaction of business on the Internet by  individuals  and companies,  as well as  companies  that offer  products  and services primarily via the Internet.  The Portfolio seeks to invest in the equity  securities of companies whose research and development efforts may result in higher stock values.
------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST  Janus  Strategic  Value:   seeks  long-term  growth  of                        Janus Capital
                    capital.  The  Portfolio  pursues its objective by investing                         Corporation
                    primarily in common  stocks with the potential for long-term growth of  capital  using a  "value"  approach.  This  value approach emphasizes investments in companies the Sub-advisor
 LARGE CAP          believes are undervalued  relative to their intrinsic worth.
  VALUE             Realization  of  income is not a  significant  consideration when choosing  investments for the Portfolio.  The Portfolio will generally focus on the securities of larger  companies,
                    however,   it  may  invest  in  the  securities  of  smaller
                    companies,  including  start-up  companies offering emerging products or services.
------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST Lord Abbett  Bond-Debenture:  seeks high current  income                        Lord,  Abbett & Co.
                    and the  opportunity  for capital  appreciation to produce a high total return.  The  Portfolio  pursues its objective by normally  investing in high yield and investment  grade debt securities,  securities  convertible  into common  stock and preferred stocks. Under normal circumstances,  the Portfolio
 BOND               invests  at least  65% of its total  assets in fixed  income securities  of various  types.  The  Portfolio may find good
                    value   in   high   yield   securities,   sometimes   called
                    "lower-rated bonds" or "junk bonds," and frequently may have more than half of its assets  invested in those  securities.
                    At least 20% of the  Portfolio's  assets must be invested in any combination of investment  grade debt  securities,  U.S.
                    Government  securities and cash  equivalents.  The Portfolio may also make  significant  investments  in  mortgage-backed securities.  Although  the  Portfolio  expects to maintain a weighted  average  maturity  in the  range  of seven to nine years, there are no restrictions on the overall Portfolio or on individual securities.
------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST  Gabelli  All-Cap  Value:   seeks  capital  growth.  The                        GAMCO Investors, Inc.
                    Portfolio  pursues its  objective by investing  primarily in
                    readily   marketable  equity  securities   including  common
                    stocks,   preferred   stocks  and  securities  that  may  be
                    converted at a later time into common  stock.  The Portfolio
ALL-CAP             may invest in the securities of companies of all sizes,  and
EQUITY              may emphasize either larger or smaller  companies at a given time based on the  Sub-advisor's  assessment  of  particular companies and market  conditions.  The Portfolio  focuses on companies that appear underpriced  relative to their private market value ("PMV").  PMV is the value that the Portfolio's
                    Sub-advisor  believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ ---------------

------------------- ------------------------------------------------------------
--------------------------------------------------------------------------------
The Nova, Ursa and OTC portfolios of the Rydex Variable Trust are available to all Owners. It is recommended that only those Owners who engage a financial advisor to allocate their funds in strategic or tactical asset allocation strategies invest in these portfolios. There can be no assurance that any financial advisor will successfully predict market fluctuations.

------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    Rydex  Variable  Trust - Nova:  seeks to provide  investment                        PADCO Advisors II,
                    returns that are 150% of the daily price movement of the S&P                               Inc.
                    500   Composite   Stock  Price  Index  by   investing  to  a
                    significant  extent in  futures  contracts  and  options  on securities,  futures  contracts  and stock  indexes.  If the
                    Portfolio  meets its  objective the value of its shares will tend to increase by 150% of the daily value of any  increase in the S&P 500 Index. However, when the value of the S&P 500
                    Index declines, the value of its shares should also decrease by 150% of the daily  value of any  decrease  in the S&P 500
                    Index.
                    ------------------------------------------------------------------------------------------------ ---------------
                    ------------------------------------------------------------------------------------------------ ---------------
STRATEGIC OR        Rydex  Variable  Trust - Ursa:  seeks to provide  investment                        PADCO Advisors II,
  TACTICAL          results that will inversely correlate (e.g. be the opposite)                               Inc.
ALLOCATION          to the  performance  of the S&P 500  Composite  Stock  Price
                    Index  by  investing  to a  significant  extent  in  futures contracts and options on securities,  futures  contracts and stock  indexes.  The Portfolio  will generally not invest in the  securities  included  in  the  S&P  500  Index.  If the
                    Portfolio  meets its  objective the value of its shares will tend to  increase  when the  value  of the S&P 500  Index is decreasing.  However, when the value of the S&P 500 Index is increasing,  the value of its shares  should  decrease by an inversely proportional amount.
                    ------------------------------------------------------------------------------------------------ ---------------
                    ------------------------------------------------------------------------------------------------ ---------------
                    Rydex  Variable  Trust - OTC:  seeks to  provide  investment                        PADCO Advisors II,
                    results that correspond to a benchmark for  over-the-counter                               Inc.
                    securities, currently the NASDAQ 100 Index(TM), by investing principally in the securities of companies  included in that
                    Index.  The Portfolio  may also invest in other  instruments whose  performance  is expected to correspond to that of the
                    Index,  and may engage in futures and options  transactions.
                    If the Portfolio meets its objective the value of its shares will tend to increase  by the amount of the  increase in the
                    NASDAQ 100 Index(TM).  However, when the value of the NASDAQ
                    100  Index(TM)declines,  the value of its shares should also decrease  by the amount of the  decrease in the value of the
                    Index(TM).
------------------- ------------------------------------------------------------------------------------------------ ---------------

                      C. PORTFOLIO/SUB-ACCOUNT NAME CHANGES

1. Effective October 23, 2000 GAMCO Investors, Inc. will be the new portfolio Sub-advisor for the AST T. Rowe Price Small Company Value portfolio. In connection with this change the portfolio's name is changed to "AST Gabelli Small-Cap Growth."

2. Effective August 8, 2000 T. Rowe Price International, Inc. became the new portfolio sub-advisor for the AST T. Rowe Price Global Bond portfolio.

                             D. FREE TRANSFER LIMIT

TRANSFERS AND ALLOCATION SERVICES

[66] Are there any limits on transfers? The maximum number of transfers you can make between investment options each Policy Year without being subject to a Transfer Fee is increased from twelve (12) to twenty (20).

ASTr/FPVLI/FOCUS/HORIZON-SUPP. (10/23/2000)                     VLI (10/23/2000)


                           PART II - OTHER INFORMATION


                       CONTENTS OF REGISTRATION STATEMENT

         This  registration   statement   comprises  the  following  papers  and
documents:

         The facing sheet.

         The prospectus consisting of __ pages.

         Representations and Undertakings.

         The signatures.

         Written consents of the following persons:


         Legal Counsel Consent filed via EDGAR to this Registration Statement No. 333-95957, Pre-Effective Amendment No. 1, filed April 27, 2000.

         Ernst & Young LLP          FILED HEREWITH

         Corporate   Actuary  Consent  filed  via  EDGAR  to  this  Registration
         Statement No. 333-95957 Pre-Effective Amendment No.1, filed April 27, 2000.



         The following  exhibits which correspond to those required by paragraph
A of the instructions for exhibits to Form N-8B-2:

         1.       A.       (1)      Resolution of the Board of Directors of the Company are incorporated by reference to Registration Statement No. 333-38119 filed via EDGAR October 17, 1997.

                           (2)      Not applicable.

                           (3)      Distributing contracts:
                                    (a)     Principal Underwriting Agreement incorporated by reference to Registration Statement No. 333-38119 filed via EDGAR October 17, 1997.
                                    (b)     Form of Revised Dealer Agreement being filed via EDGAR
                                            with Post-Effective Amendment No. 7 to Registration

                                            Statement No. 33-87010 on April 24, 1998.
                                    (c)     Not applicable.

                           (4)      Not applicable.

                           (5)      Form of Flexible Premium Variable Life Insurance Policy

                                    (a)      Single Life Version filed via EDGAR with Initial Registration Statement No.
                                             333-95957 filed on February 2, 2000.

                                    (b)      Last Survivor Version filed via EDGAR with Initial  Registration  Statement
                                             No. 333-95957 filed on February 2, 2000.

                                    (c)      Endorsement-Accelerated   Death   Benefit  filed  via  EDGAR  with  Initial
                                             Registration Statement No. 333-95957 filed on February 2, 2000.

                                    (d)      Endorsement-Guaranteed  Continuation Provision filed via EDGAR with Initial
                                             Registration Statement No. 333-95957 filed on February 2, 2000.

                                    (e)      Endorsement-Medically-Related   Waiver   filed  via  EDGAR   with   Initial
                                             Registration Statement No. 333-95957 filed on February 2, 2000.

                           (6)      Articles of Incorporation and By-laws of American Skandia Life Assurance Corporation, incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement No.
                                    33-87010, filed VIA EDGAR on March 2, 1998.

                           (7)      Not applicable.

                           (8)      Not applicable.

                           (9)      Other material contracts.          Not applicable

(10)     Form of Application for Flexible Premium Variable Life Insurance Policy.

(11)     Memorandum describing transfer and redemption procedures filed via EDGAR with Initial Registration Statement No.
                                    333-95957, filed on February 2, 2000.


(12)     Hypothetical Illustrations of Death Benefits, Account Values and Cash Values. Filed via EDGAR to Registration Statement No.
                                    333-95957, filed via EDGAR April 27, 2000.



         2. Opinion and Consent of Counsel filed via EDGAR to this Registration Statement No. 333-95957, Pre-Effective Amendment
                  No. 1, filed April 27, 2000.

         3.       No financial statements are to be omitted from the prospectus pursuant to instruction 1(b) or 1(c) of the instructions as to the prospectus.

         4.       Not applicable.

         5.       Financial Data Schedules.

         6.       Not applicable.


         7.       Opinion and Consent of  certifying  actuary filed via EDGAR to
                  this  Registration   Statement  No.  333-95957   Pre-Effective
                  Amendment No.1, filed April 27, 2000.


         8.       Opinion and Consent of Ernst & Young LLP             FILED HEREWITH

          9.   a)   Powers  of  Attorney  are   incorporated   by  reference  to
                    Registration Statement No. 333-38119 filed via EDGAR October
                    17, 1997.

               b)   Directors  Kennedy  and  Winson  filed via EDGAR  with Post-
                    Effective  Amendment  No. 4 to  Registration  Statement  No.
                    333-25733.


               c)   Powers of Attorney for Directors  Abram,  Chan, Ian Kennedy,
                    Thwaites  and  Ullman  filed via EDGAR  with  Post-Effective
                    Amendment No. 11 to Registration Statement No. 33-87010.

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                     RULE 484 UNDERTAKING ON INDEMNIFICATION

Article XIII of the By-laws of American Skandia Life Assurance Corporation, a Connecticut corporation, (the "Corporation") provides for indemnification of its officers, directors, and employees as follows:

SECTION 1.         Proceedings Other Than by or in the Right of the Corporation.
                   ------------------------------------------------------------

The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigate (other than an action by or in the right of the Corporation) by reason of the fact that he, or the person whose representative he is, is or was a shareholder, director, officer, employee or agent of the Corporation, or is or was serving solely at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines, penalties, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if the person is successful on the merits in the defense of the proceeding or as provided in
Section 3 hereof, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, the person had no reasonable cause to believe his conduct was unlawful or if upon application to the court as provided in Section 5 hereof, the court shall have determined that in view of all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine; except that, in connection with an alleged claim based upon his purchase or sale of securities of the Corporation or of another enterprise, which he serves or served at the request of the Corporation, the Corporation shall only indemnify such person after the court shall have determined, on application as provided in
Section 5 hereof, that in view of all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation or of the participants and beneficiaries of such employee benefit plan or trust and consistent with the provisions of such employee benefit plan or trust, or, with respect to any criminal action or proceeding, that he had reasonable cause to believe that his conduct was unlawful.

SECTION 2.                 Proceedings by or in the Right of the Corporation.
                           -------------------------------------------------

The Corporation shall indemnify any person who was or is a party or threatened to be made a party to any threatened, pending or completed action, suit or proceeding, by or in the right of the Corporation, to procure a judgment in its favor by reason of the fact that he, or the person whose legal representative he is, is or was a shareholder, director, officer, employee or agent of the Corporation, or is or was serving solely at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or enterprise, against expenses (including attorney fees) actually and reasonably incurred by him in connection with such proceeding in relation to matters as to which such person, or the person whose legal representative his is, is finally adjudged not to have breached his duty to the Corporation, or where the court, on application as provided in Section 6 hereof, shall have determined that in view or all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. The Corporation shall not so indemnify any such person for amounts paid to the Corporation, to a plaintiff or to counsel for a plaintiff in settling or otherwise disposing of a proceeding, with or without court approval; or for expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval.

SECTION 3.                 Determination of Right of Indemnification.
                           -----------------------------------------

The conclusion provided for in Section 1 hereof may be reached by any of the following: (1) The Board of Directors of the Corporation by a consent in writing signed by a majority of those directors who were not parties to such proceeding;
(2) independent legal counsel selected by a consent in writing signed by a majority of those directors who were not parties to such proceeding; (3) in the case of any employee or agent who is not an officer or director of the Corporation, the Corporation's general counsel; or (4) the shareholders of the Corporation by the affirmative vote of at least a majority of the voting power of shares not owned by parties to such proceeding, represented at an annual or special meeting of shareholders, duly called with notice of such purpose stated. Such person shall also be entitled to apply to a court for such conclusion, upon application as provided in Section 5 hereof, even though the conclusion reached by any of the foregoing shall have been adverse to him or to the person whose legal representative he is.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                         REPRESENTATION AND UNDERTAKING

The Registrant and the Company hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"). The Registrant and the Company elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the Policies described in the prospectus. The Policies are designed in such a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b) The Company is relying on Paragraph (b)(13)(iii)(F) of Rule 6e-3(T) for the deduction of the mortality and expense risk charges ("risk charges")assumed by the Company under the Policies. The Company represents that the risk charges are reasonable in relation to all of the risks assumed by the issuer under the Policies. (Paragraph (b)(13)(iii)(F)(2)(ii)). Actuarial memoranda demonstrating the reasonableness of these charges are maintained by the Company, and will be made available to the Securities and Exchange Commission (the "Commission") on request. (Paragraph (b)(13)(iii)(F)(3).

(c) The Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation. (Paragraph (b)(13)(iii)(F)(4)(ii)(A).

(d) The Company represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses. (Paragraph (b)(13)(iii)(F)(4)(ii)(B)(2).

(e) Pursuant to Rule 26(e) under the Act, the Company hereby represents that the fees and charges deducted under the Policy described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Shelton, State of Connecticut, on the 13th day of October, 2000.

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               SEPARATE ACCOUNT F
                                  (Registrant)

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                   (Depositor)

By: /s/ Lincoln R. Collins                                       Attest: /s/ Kathleen A. Chapman
    ---------------------------------------                           ---------------------------------------
     Lincoln R. Collins, Senior Vice President                         Kathleen A. Chapman, Assistant Corporate Secretary


Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement has been signed below by the following persons in the capacities and on the date indicated.

              Signature                             Title                              Date
                                        (Principal Executive Officer)


           Wade A. Dokken*        President and Chief Executive Officer,           October 13, 2000
           ---------------
           Wade A. Dokken           Chairman of the Board and Director

                              (Principal Financial Officer and Principal Accounting Officer)

     /s/ Thomas M. Mazzaferro          Executive Vice President and                October 13, 2000
        Thomas M. Mazzaferro              Chief Financial Officer

      /s/ David R. Monroe            Senior Vice President, Treasurer              October 13, 2000
           David R. Monroe               and Corporate Controller


                                              (Board of Directors)

      Patricia Abram***                     Gordon C. Boronow*                Malcolm M. Campbell*
      -----------------                    ------------------                --------------------
      Patricia Abram                        Gordon C. Boronow                 Malcolm M. Campbell

      Wade A. Dokken*                         Y.K. Chan***                    Lincoln R. Collins*
      ---------------                         ------------                    -------------------
      Wade A. Dokken                          Y.K. Chan                       Lincoln R. Collins

      Ian Kennedy***                      Thomas M. Mazzaferro*                Gunnar Moberg*
      --------------                      ---------------------               --------------
      Ian Kennedy                         Thomas M. Mazzaferro                 Gunnar Moberg

      Christian Thwaites***                 Bayard F. Tracy*                 Deborah G. Ullman***
      ---------------------                ----------------                  --------------------
      Christian Thwaites                    Bayard F. Tracy                  Deborah G. Ullman

                                           Brett M. Winson**
                                         -----------------
                                           Brett M. Winson


                    */**/***By: /s/ Kathleen A. Chapman
                               Kathleen A. Chapman
[FN]

     *Pursuant to Powers of Attorney previously filed with Initial Registration Statement No. 333-25733

     **Pursuant to Power of Attorney filed with Post-Effective Amendment No. 4 to Registration Statement No. 333-25733

     ***Pursuant to Powers of Attorney filed with Post-Effective Amendment No. 11 to Registration Statement No. 33-87010